Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Our Audit and Risk Committee of the Board is responsible for the oversight of risks from cybersecurity threats, including reviewing periodic reports from the head of Global Security Management function relating to our information technology and security matters, including any cybersecurity incidents, assessment of new and emerging cybersecurity risks and threats and their proposed improvement measures. Based on such reviews and their discussions with the head of
Global Security Management function, our Audit and Risk Committee assists our Board to review, assess, and enhance the adequacy and effectiveness of our cybersecurity policies and procedures on an ongoing basis.
The head of our Global Security Management function assesses and manages the cybersecurity risk and reports to the
Audit and Risk Committee. Our head of Global Security Management function has over 30 years of experience in cybersecurity and other professionals in our Global Security Management function have cybersecurity experiences or certifications. Our Global Security Management function regularly assesses the threat landscape and takes a holistic view of cybersecurity risks. We have implemented and continually updated rigorous cybersecurity measures to assess, identify and manage cybersecurity risks and to prevent and minimize harm caused by cybersecurity attacks. Such measures mainly include:
•building a defense shield on the cloud that includes adopting advanced cloud solution against distributed denial-of-service (“DDoS”) attacks, implementing domain name system (“DNS”) service on secure cloud platform, securing internet access by cloud solution, and enhancing phishing mail defense;
•certifying office computer security compliance and installing advanced malware defense solutions for critical computers and servers;
•enhancing data center security by sunsetting insecure protocols, conducting network port security scans and enhancing server security hardening;
•reviewing and enhancing fab and facility zone security controls;
•improving software security by implementing security scanning and conducting effective vulnerability management and penetration tests;
•enhancing internal security assessment automation and conducting external red team testing and practicing responses to ransomware attacks;
•collaborating with major suppliers to improve their security measures, conducting third-party posture assessment and self-assessment questionnaires to monitor security capabilities, sharing exposed critical vulnerability and best practices on demand or by schedule, conducting supplier security onsite audits and providing guidance and support to reduce supply chain risks; and
•applying AI to enhance the performance of cybersecurity defense, detection and response.
While AI has enabled greater innovation, productivity and efficiency, thereby enhancing corporate competitiveness, effective AI risk management is essential to address the challenges posed by AI systems. These challenges include data privacy concerns, security vulnerabilities, bias, lack of transparency, unexpected behaviors, and potential regulatory violations. By leveraging industry AI risk management frameworks, we have initiated an AI risk mitigation taskforce.
To our knowledge, as of the date of this annual report, there is no material risk from cybersecurity threats, including as a result of any previous cybersecurity incidents, that have materially affected or are reasonably likely to materially affect our business strategy, results of operation or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our Audit and Risk Committee of the Board is responsible for the oversight of risks from cybersecurity threats, including reviewing periodic reports from the head of Global Security Management function relating to our information technology and security matters, including any cybersecurity incidents, assessment of new and emerging cybersecurity risks and threats and their proposed improvement measures. Based on such reviews and their discussions with the head of
Global Security Management function, our Audit and Risk Committee assists our Board to review, assess, and enhance the adequacy and effectiveness of our cybersecurity policies and procedures on an ongoing basis.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Audit and Risk Committee of the Board is responsible for the oversight of risks from cybersecurity threats, including reviewing periodic reports from the head of Global Security Management function relating to our information technology and security matters, including any cybersecurity incidents, assessment of new and emerging cybersecurity risks and threats and their proposed improvement measures. Based on such reviews and their discussions with the head of
Global Security Management function, our Audit and Risk Committee assists our Board to review, assess, and enhance the adequacy and effectiveness of our cybersecurity policies and procedures on an ongoing basis.
The head of our Global Security Management function assesses and manages the cybersecurity risk and reports to the
Audit and Risk Committee. Our head of Global Security Management function has over 30 years of experience in cybersecurity and other professionals in our Global Security Management function have cybersecurity experiences or certifications. Our Global Security Management function regularly assesses the threat landscape and takes a holistic view of cybersecurity risks. We have implemented and continually updated rigorous cybersecurity measures to assess, identify and manage cybersecurity risks and to prevent and minimize harm caused by cybersecurity attacks.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Audit and Risk Committee of the Board is responsible for the oversight of risks from cybersecurity threats, including reviewing periodic reports from the head of Global Security Management function relating to our information technology and security matters, including any cybersecurity incidents, assessment of new and emerging cybersecurity risks and threats and their proposed improvement measures. Based on such reviews and their discussions with the head of
Global Security Management function, our Audit and Risk Committee assists our Board to review, assess, and enhance the adequacy and effectiveness of our cybersecurity policies and procedures on an ongoing basis.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The head of our Global Security Management function assesses and manages the cybersecurity risk and reports to the Audit and Risk Committee.
Cybersecurity Risk Role of Management [Text Block]	The head of our Global Security Management function assesses and manages the cybersecurity risk and reports to the
Audit and Risk Committee. Our head of Global Security Management function has over 30 years of experience in cybersecurity and other professionals in our Global Security Management function have cybersecurity experiences or certifications. Our Global Security Management function regularly assesses the threat landscape and takes a holistic view of cybersecurity risks. We have implemented and continually updated rigorous cybersecurity measures to assess, identify and manage cybersecurity risks and to prevent and minimize harm caused by cybersecurity attacks
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The head of our Global Security Management function assesses and manages the cybersecurity risk and reports to the
Audit and Risk Committee. Our head of Global Security Management function has over 30 years of experience in cybersecurity and other professionals in our Global Security Management function have cybersecurity experiences or certifications.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our head of Global Security Management function has over 30 years of experience in cybersecurity and other professionals in our Global Security Management function have cybersecurity experiences or certifications
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our Audit and Risk Committee of the Board is responsible for the oversight of risks from cybersecurity threats, including reviewing periodic reports from the head of Global Security Management function relating to our information technology and security matters, including any cybersecurity incidents, assessment of new and emerging cybersecurity risks and threats and their proposed improvement measures. Based on such reviews and their discussions with the head of
Global Security Management function, our Audit and Risk Committee assists our Board to review, assess, and enhance the adequacy and effectiveness of our cybersecurity policies and procedures on an ongoing basis.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true